Pledged Assets	12 Months Ended
Dec. 31, 2019
Disclosure Of Pledged Assets [Abstract]
Pledged Assets
8.	PLEDGED ASSETS

(1)

	December 31,
Assets pledged	2018	2019		Pledge purpose
	NT$000	NT$000	US$000
Shown as “Property, plant and equipment”
Land	$14,962	$14,962	$500	Note
Buildings	23,516	22,860	764	Note

	$38,478	$37,822	$1,264

Note:	Provided as collateral for long-term borrowings with Taiwan Cooperative Bank.

(2)
Pursuant to the loan and security agreement entered between Cathay Bank and the Company and its subsidiary, TLC US, on December 27, 2018, except for the Intellectual Property, including trademarks, patents, copyrights, servicemarks, technology, trade secrets, and etc., defined in the loan agreement, all other personal property, including tangible and intangible assets, of the Company and its subsidiary, TLC US are pledged as collateral for borrowings. Cathay Bank constitutes a first priority security interest in the personal property of the Company and TLC US located in the United States and does not constitute a first priority security interest in the personal property of the Company located outside of the United States.